Consolidated Income Statement (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net of provision for income taxes on discontinued operations of:	$ 1,729	$ 470	$ 173